AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON JANUARY 16, 2019

Securities Act File No. 033-79708

Investment Company Act File No. 811-08542

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

|X| REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

[ ]	Pre-Effective Amendment No.__

[X]	Post-Effective Amendment No. 136

and/or

|X| REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

|X|	Amendment No. 138

THE SARATOGA ADVANTAGE TRUST

(a Delaware business trust)

(Exact Name of Registrant as Specified in Charter)

1616 N. LITCHFIELD ROAD, SUITE 165

GOODYEAR, ARIZONA 85395

(Address of Principal Executive Offices)(Zip Code)

(623) 266-4567

(Registrant's Telephone Number, Including Area Code)

STUART M. STRAUSS, ESQ.

DECHERT LLP
1095 AVENUE OF THE AMERICAS
NEW YORK, NEW YORK 10036-6797

(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box)

X	immediately upon filing pursuant to paragraph (b)
On [date]pursuant to paragraph (b)
60 days after filing pursuant to paragraph (a)
on [date] pursuant to paragraph (a)
75 days after filing pursuant to paragraph (a)(2)
on [date] pursuant to paragraph (a) (2) of rule 485.

If appropriate, check the following box:

This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this amendment to its registration statement to be signed on its behalf by the undersigned, duly authorized, in the city of Goodyear, and State of Arizona, on the 16th day of January, 2019.

THE SARATOGA ADVANTAGE TRUST

By: /s/ Bruce E. Ventimiglia	President, CEO and Chairman of the Board of Trustees
Bruce E. Ventimiglia	Title

Pursuant to the requirements of the Securities Act of 1933, this amendment to the registration statement has been signed below by the following persons in the capacities and on the date indicated.

SIGNATURE	TITLE	DATE
/s/ Bruce E. Ventimiglia Bruce E. Ventimiglia	Trustee, Chairman of the Board, President and CEO (principal executive officer)	January 16, 2019
/s/ Jonathan W. Ventimiglia Jonathan W. Ventimiglia	Chief Financial Officer & Treasurer (principal financial officer & principal accounting officer)	January 16, 2019
/s/ Patrick H. McCollough* Patrick H. McCollough	Trustee	January 16, 2019
/s/ Udo W. Koopmann* Udo W. Koopmann	Trustee	January 16, 2019
/s/ Floyd E. Seal* Floyd E. Seal	Trustee	January 16, 2019
/s/ Stephen H. Hamrick* Stephen H. Hamrick	Trustee	January 16, 2019

*By:

/s/ Stuart M. Strauss

Stuart M. Strauss, Attorney-in-Fact

EXHIBIT INDEX

EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.PRE	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase